Other expenses and adjustments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses
Non-cash share-based compensation	$ 349,850	$ 631,490	$ 599,145
General and administration expenses
Depreciation of property and equipment	163,911	135,464	135,977
Amortization of intangible assets	84,444	84,444	84,444
Non-cash share-based compensation	$ 3,806,912	$ 4,381,695	$ 7,898,685